Other disclosures - Contractual maturities of liabilities at amortised cost (Details) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Liabilities
Undiscounted financial liabilities at amortised cost	€ 1,162,832	€ 1,118,461	€ 1,035,499
On demand
Liabilities
Undiscounted financial liabilities at amortised cost	542,124	537,546	476,091
1 month
Liabilities
Undiscounted financial liabilities at amortised cost	87,558	73,133	112,458
3 months
Liabilities
Undiscounted financial liabilities at amortised cost	91,598	110,270	72,048
3 to 12 months
Liabilities
Undiscounted financial liabilities at amortised cost	127,237	128,920	107,254
1 to 3 years
Liabilities
Undiscounted financial liabilities at amortised cost	181,772	119,082	110,293
3 to 5 years
Liabilities
Undiscounted financial liabilities at amortised cost	56,023	75,681	69,245
More than five years
Liabilities
Undiscounted financial liabilities at amortised cost	76,520	73,829	88,110
Deposits
Liabilities
Undiscounted financial liabilities at amortised cost	898,084	878,077	789,637
Deposits | On demand
Liabilities
Undiscounted financial liabilities at amortised cost	532,915	526,059	467,529
Deposits | 1 month
Liabilities
Undiscounted financial liabilities at amortised cost	74,320	57,490	95,231
Deposits | 3 months
Liabilities
Undiscounted financial liabilities at amortised cost	67,169	89,249	49,246
Deposits | 3 to 12 months
Liabilities
Undiscounted financial liabilities at amortised cost	91,766	99,780	68,830
Deposits | 1 to 3 years
Liabilities
Undiscounted financial liabilities at amortised cost	106,935	64,977	66,255
Deposits | 3 to 5 years
Liabilities
Undiscounted financial liabilities at amortised cost	18,439	32,365	34,781
Deposits | More than five years
Liabilities
Undiscounted financial liabilities at amortised cost	6,540	8,157	7,765
Deposits - Central banks
Liabilities
Undiscounted financial liabilities at amortised cost	72,894	71,512	44,099
Deposits - Central banks | On demand
Liabilities
Undiscounted financial liabilities at amortised cost	304	451	422
Deposits - Central banks | 1 month
Liabilities
Undiscounted financial liabilities at amortised cost	2,126	2,018	2,006
Deposits - Central banks | 3 months
Liabilities
Undiscounted financial liabilities at amortised cost	2,624	23,801	633
Deposits - Central banks | 3 to 12 months
Liabilities
Undiscounted financial liabilities at amortised cost	896	2,719	101
Deposits - Central banks | 1 to 3 years
Liabilities
Undiscounted financial liabilities at amortised cost	64,424	27,138	20,021
Deposits - Central banks | 3 to 5 years
Liabilities
Undiscounted financial liabilities at amortised cost	2,520	15,385	20,916
Deposits - Credit institutions
Liabilities
Undiscounted financial liabilities at amortised cost	88,720	89,147	89,639
Deposits - Credit institutions | On demand
Liabilities
Undiscounted financial liabilities at amortised cost	15,257	20,378	16,676
Deposits - Credit institutions | 1 month
Liabilities
Undiscounted financial liabilities at amortised cost	13,413	14,903	15,789
Deposits - Credit institutions | 3 months
Liabilities
Undiscounted financial liabilities at amortised cost	24,698	13,035	15,500
Deposits - Credit institutions | 3 to 12 months
Liabilities
Undiscounted financial liabilities at amortised cost	16,288	24,807	20,057
Deposits - Credit institutions | 1 to 3 years
Liabilities
Undiscounted financial liabilities at amortised cost	8,552	6,348	12,364
Deposits - Credit institutions | 3 to 5 years
Liabilities
Undiscounted financial liabilities at amortised cost	6,085	5,123	5,517
Deposits - Credit institutions | More than five years
Liabilities
Undiscounted financial liabilities at amortised cost	4,427	4,553	3,736
Deposits - Customers
Liabilities
Undiscounted financial liabilities at amortised cost	736,470	717,418	655,899
Deposits - Customers | On demand
Liabilities
Undiscounted financial liabilities at amortised cost	517,354	505,230	450,431
Deposits - Customers | 1 month
Liabilities
Undiscounted financial liabilities at amortised cost	58,781	40,569	77,436
Deposits - Customers | 3 months
Liabilities
Undiscounted financial liabilities at amortised cost	39,847	52,413	33,113
Deposits - Customers | 3 to 12 months
Liabilities
Undiscounted financial liabilities at amortised cost	74,582	72,254	48,672
Deposits - Customers | 1 to 3 years
Liabilities
Undiscounted financial liabilities at amortised cost	33,959	31,491	33,870
Deposits - Customers | 3 to 5 years
Liabilities
Undiscounted financial liabilities at amortised cost	9,834	11,857	8,348
Deposits - Customers | More than five years
Liabilities
Undiscounted financial liabilities at amortised cost	2,113	3,604	4,029
Debt instruments liability
Liabilities
Undiscounted financial liabilities at amortised cost	240,533	212,545	219,346
Debt instruments liability | On demand
Liabilities
Undiscounted financial liabilities at amortised cost	296	1,486	623
Debt instruments liability | 1 month
Liabilities
Undiscounted financial liabilities at amortised cost	11,243	11,735	13,582
Debt instruments liability | 3 months
Liabilities
Undiscounted financial liabilities at amortised cost	17,359	11,387	12,705
Debt instruments liability | 3 to 12 months
Liabilities
Undiscounted financial liabilities at amortised cost	33,443	28,412	38,119
Debt instruments liability | 1 to 3 years
Liabilities
Undiscounted financial liabilities at amortised cost	71,431	52,989	42,201
Debt instruments liability | 3 to 5 years
Liabilities
Undiscounted financial liabilities at amortised cost	37,409	42,888	34,022
Debt instruments liability | More than five years
Liabilities
Undiscounted financial liabilities at amortised cost	69,352	63,648	78,094
Other financial liabilities
Liabilities
Undiscounted financial liabilities at amortised cost	24,215	27,839	26,516
Other financial liabilities | On demand
Liabilities
Undiscounted financial liabilities at amortised cost	8,913	10,001	7,939
Other financial liabilities | 1 month
Liabilities
Undiscounted financial liabilities at amortised cost	1,995	3,908	3,645
Other financial liabilities | 3 months
Liabilities
Undiscounted financial liabilities at amortised cost	7,070	9,634	10,097
Other financial liabilities | 3 to 12 months
Liabilities
Undiscounted financial liabilities at amortised cost	2,028	728	305
Other financial liabilities | 1 to 3 years
Liabilities
Undiscounted financial liabilities at amortised cost	3,406	1,116	1,837
Other financial liabilities | 3 to 5 years
Liabilities
Undiscounted financial liabilities at amortised cost	175	428	442
Other financial liabilities | More than five years
Liabilities
Undiscounted financial liabilities at amortised cost	€ 628	€ 2,024	€ 2,251